Consolidated Balance Sheets (Parentheticals) - $ / shares	Dec. 31, 2022	Dec. 31, 2021
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	10,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Treasury stock, cost	2,140,761
Undesignated preferred stock, par value (in Dollars per share)		$ 0.00001
Undesignated preferred stock,shares authorized		90,000,000
Undesignated preferred stock, shares issued
Undesignated preferred stock, shares outstanding
Class A Common Stock | FOXO Technologies Inc.
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	500,000,000	500,000,000
Common stock, shares issued	29,669,830
Common stock, shares outstanding	27,529,069
Class A Common Stock | FOXO Technologies Operating Company
Common stock, par value (in Dollars per share)	$ 0.00001	$ 0.00001
Common stock, shares authorized	800,000,000	800,000,000
Common stock, shares issued		30,208
Common stock, shares outstanding		30,208
Non-Redeemable Preferred stock Series A
Preferred stock, par value (in Dollars per share)	$ 0.00001	$ 0.00001
Preferred stock, shares authorized	10,000,000	10,000,000
Preferred stock, shares issued	8,000,000	8,000,000
Preferred stock, shares outstanding	8,000,000	8,000,000
Class B Common Stock | FOXO Technologies Operating Company
Common stock, par value (in Dollars per share)	$ 0.00001	$ 0.00001
Common stock, shares authorized	100,000,000	100,000,000
Common stock, shares issued		2,000,000
Common stock, shares outstanding		2,000,000